FEDERAL INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Federal income tax assets:
Allowance for loan losses	$ 6,081	$ 7,467
Net deferred loan origination fees	253	197
Tax versus book depreciation differences	0	178
Net unrealized losses on securities available for sale	0	0
Accrued postretirement benefits	3,396	2,911
Alternative minimum tax	771	771
Non-accrual loan interest	2,088	1,318
Other real estate owned	2,207	1,954
Other than temporary impairment AFS securities	566	566
Net operating loss	9,686	8,989
Other, net	1,277	977
Gross deferred tax asset	26,325	25,328	20,900	17,000
Valuation allowance	(19,881)	(24,197)		(13,900)
Total deferred federal tax asset	6,444	1,131
Deferred Federal income tax liabilities:
Accretion of bond discount	(18)	(23)
Net unrealized gains on securities available for sale	(924)	(1,271)
Tax versus book depreciation differences	(2)	0
Other	(461)	(334)
Total deferred federal tax liabilities	(1,405)	(1,628)
Net deferred Federal income tax asset (liability)	$ 5,039	$ (497)